[CHAPMAN AND CUTLER LLP LETTERHEAD]

April 20, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Viking Mutual Funds

To the Commission:

On behalf of the Viking Mutual Funds, Inc. ("Registrant"), enclosed for filing by means of the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended. It is anticipated that the filing will become effective on May 20, 2009 pursuant to Rule 488. It is further anticipated that the definitive proxy statement/prospectus and notice to shareholders will be mailed on or about May 25, 2009. In connection with the Registrant's registration statement, the Registrant has advised us that it acknowledges that:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
•	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call the undersigned at (312) 845-3864 with any questions regarding this filing.

Very truly yours,
CHAPMAN AND CUTLER LLP
By:	/s/Felice R. Foundos
Felice R. Foundos